Investments - Summary of Condensed Financial Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of noncontrolling interests [Line Items]
Current assets	$ 47,131	$ 44,769
Long-term receivables	21,450	20,420
Investments	3,795	3,052
Property, plant and equipment	176,650	175,470	$ 161,297
Total Assets	251,366	246,983
Current liabilities	24,948	24,903
Non-current liabilities	144,916	144,530
Shareholders' equity	81,502	77,550	66,055	$ 116,978
Total liabilities and equity	251,366	246,983
Sales revenues	88,827	81,405	97,314
Net income	169	(4,349)	(8,611)
Increase (decrease) in cash and cash equivalents	1,314	(3,853)	8,403
Non-controlling interests [member]
Disclosure of noncontrolling interests [Line Items]
Shareholders' equity	1,700	771	819	$ 706
Net income	260	489	$ (161)
Non-controlling interests [member] | Gaspetro [Member]
Disclosure of noncontrolling interests [Line Items]
Current assets	80	83
Long-term receivables	74	84
Investments	406	392
Property, plant and equipment	1	1
Other non-current assets	89	93
Total Assets	650	653
Current liabilities	24	46
Non-current liabilities	36	33
Shareholders' equity	590	574
Total liabilities and equity	650	653
Sales revenues	111	96
Net income	75	72
Increase (decrease) in cash and cash equivalents	15	1
Non-controlling interests [member] | Consolidated Entities [Member]
Disclosure of noncontrolling interests [Line Items]
Current assets	728	745
Long-term receivables	1,106	1,673
Property, plant and equipment		85
Total Assets	1,834	2,503
Current liabilities	226	508
Non-current liabilities	1,322	1,820
Shareholders' equity	286	175
Total liabilities and equity	1,834	2,503
Net income	106	287
Increase (decrease) in cash and cash equivalents	57	11
Non-controlling interests [member] | Transportadora Brasileira Gasoduto Brasil Bolivia [Member]
Disclosure of noncontrolling interests [Line Items]
Current assets	140	329
Long-term receivables	1	1
Property, plant and equipment	594	640
Other non-current assets	2	3
Total Assets	737	973
Current liabilities	248	394
Non-current liabilities	335	377
Shareholders' equity	154	202
Total liabilities and equity	737	973
Sales revenues	462	423
Net income	265	243
Increase (decrease) in cash and cash equivalents	204	$ 187
Non-controlling interests [member] | Petrobras Argentina S.A. [Member]
Disclosure of noncontrolling interests [Line Items]
Current assets	3,235
Long-term receivables	2,042
Investments	11
Property, plant and equipment	1,758
Other non-current assets	137
Total Assets	7,183
Current liabilities	1,334
Non-current liabilities	3,181
Shareholders' equity	2,668
Total liabilities and equity	7,183
Sales revenues	26,483
Net income	330
Increase (decrease) in cash and cash equivalents	$ (49)